Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Green Century Funds
Entity Central Index Key	0000877232
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
GREEN CENTURY BALANCED FUND - INDIVIDUAL INVESTOR CLASS [Member]
Shareholder Report [Line Items]
Fund Name	GREEN CENTURY BALANCED FUND
Class Name	INDIVIDUAL INVESTOR CLASS
Trading Symbol	GCBLX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For information on the Green Century Funds
®
, call
1-800-93-GREEN
. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-93-GREEN
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
GREEN CENTURY BALANCED FUND (INDIVIDUAL INVESTOR CLASS/GCBLX)	$74	1.46%

1	Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.46%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
1
The S&P 500 Index is an unmanaged index of 500 stocks
2
The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index

Average Annual Return [Table Text Block]

Average annual total returns:	6-Month Total Returns	1 Year	5 Years	10 Years

GREEN CENTURY BALANCED FUND (INDIVIDUAL INVESTOR CLASS/GCBLX)	1.80%	10.26%	7.11%	7.09%

REGULATORY INDEX 3

S&P 500 INDEX BENCHMARK	10.12%	26.38%	15.17%	13.76%

PERFORMANCE INDEX 3

CUSTOM BALANCED INDEX	6.25%	16.51%	9.35%	8.86%
3
The Regulatory Index is provided as a broad measure of market performance. The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/balanced-fund/ for the most recent performance information.
Net Assets	$ 399,000,000
Holdings Count	109
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$399 mil.

Total number of portfolio holdings	109

Total advisory fees paid	$1.3 mil.

Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

Microsoft Corporation	4.35%

NVIDIA Corporation	3.71%

Apple, Inc.	3.56%

Alphabet, Inc., Class A	3.18%

Mastercard, Inc., Class A	2.06%

Costco Wholesale Corporation	1.78%

TJX Companies, Inc. (The)	1.55%

PNC Financial Services Group, Inc. (The)	1.43%

ServiceNow, Inc.	1.31%

AstraZeneca PLC ADR	1.30%
Sector Allocation

Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings

Microsoft Corporation	4.35%

NVIDIA Corporation	3.71%

Apple, Inc.	3.56%

Alphabet, Inc., Class A	3.18%

Mastercard, Inc., Class A	2.06%

Costco Wholesale Corporation	1.78%

TJX Companies, Inc. (The)	1.55%

PNC Financial Services Group, Inc. (The)	1.43%

ServiceNow, Inc.	1.31%

AstraZeneca PLC ADR	1.30%

Updated Prospectus Web Address	www.greencentury.com/regulatory-filings/
GREEN CENTURY BALANCED FUND - INSTITUTIONAL CLASS [Member]
Shareholder Report [Line Items]
Fund Name	GREEN CENTURY BALANCED FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	GCBUX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For information on the Green Century Funds
®
, call
1-800-93-GREEN
. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-93-GREEN
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
GREEN CENTURY BALANCED FUND (INSTITUTIONAL CLASS/GCBUX)	$59	1.16%

1	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

*	Institutional Shares were offered as of November 28, 2020. The Institutional Share Class performance prior to November 28, 2020 reflects the performance of the Fund’s Individual Investor Class.
1
The S&P 500 Index is an unmanaged index of 500 stocks
2
The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index

Average Annual Return [Table Text Block]

Average annual total returns:	6-Month Total Returns	1 Year	5 Years	10 Years

GREEN CENTURY BALANCED FUND (INSTITUTIONAL CLASS/GCBUX)	1.95%	10.59%	7.38%	7.22%

REGULATORY INDEX 3

S&P 500 INDEX BENCHMARK	10.12%	26.38%	15.17%	13.76%

PERFORMANCE INDEX 3

CUSTOM BALANCED INDEX	6.25%	16.51%	9.35%	8.86%
3
The Regulatory Index is provided as a broad measure of market performance. The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy. The investment return and principal value of shares of the Fund fluctuate, so your shares, when sold, may be worth more or less than their original cost.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/balanced-fund-institutional/ for the most recent performance information.
Net Assets	$ 399,000,000
Holdings Count | Holdings	109
Advisory Fees Paid, Amount	$ 1,300,000
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$399 mil.

Total number of portfolio holdings	109

Total advisory fees paid	$1.3 mil.

Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.
Top Ten Holdings

Microsoft Corporation	4.35%

NVIDIA Corporation	3.71%

Apple, Inc.	3.56%

Alphabet, Inc., Class A	3.18%

Mastercard, Inc., Class A	2.06%

Costco Wholesale Corporation	1.78%

TJX Companies, Inc. (The)	1.55%

PNC Financial Services Group, Inc. (The)	1.43%

ServiceNow, Inc.	1.31%

AstraZeneca PLC ADR	1.30%
Sector Allocation

Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings

Microsoft Corporation	4.35%

NVIDIA Corporation	3.71%

Apple, Inc.	3.56%

Alphabet, Inc., Class A	3.18%

Mastercard, Inc., Class A	2.06%

Costco Wholesale Corporation	1.78%

TJX Companies, Inc. (The)	1.55%

PNC Financial Services Group, Inc. (The)	1.43%

ServiceNow, Inc.	1.31%

AstraZeneca PLC ADR	1.30%

Updated Prospectus Web Address	www.greencentury.com/regulatory-filings/
GREEN CENTURY EQUITY FUND - INDIVIDUAL INVESTOR CLASS [Member]
Shareholder Report [Line Items]
Fund Name	GREEN CENTURY EQUITY FUND
Class Name	INDIVIDUAL INVESTOR CLASS
Trading Symbol	GCEQX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For information on the Green Century Funds
®
, call
1-800-93-GREEN
. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-93-GREEN
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
GREEN CENTURY EQUITY FUND (INDIVIDUAL INVESTOR CLASS/GCEQX)	$63	1.20%

1	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	1 The S&P 500 Index is an unmanaged index of 500 stocks
Average Annual Return [Table Text Block]

Average annual total returns:	6-Month Total Returns	1 Year	5 Years	10 Years

GREEN CENTURY EQUITY FUND (INDIVIDUAL INVESTOR CLASS/GCEQX)	7.09%	20.95%	13.78%	12.76%

S&P 500 INDEX BENCHMARK	10.12%	26.38%	15.17%	13.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/equity-fund/ for the most recent performance information.
Net Assets	$ 698,000,000
Holdings Count | Holdings	358
Advisory Fees Paid, Amount	$ 732,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$698 mil.

Total number of portfolio holdings	358

Total advisory fees paid	$732 k.

Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

NVIDIA Corporation	11.43%

Microsoft Corporation	11.34%

Alphabet, Inc., Class A	4.64%

Tesla, Inc.	4.52%

Alphabet, Inc., Class C	4.01%

Visa, Inc., Class A	2.22%

Mastercard, Inc., Class A	1.77%

Home Depot, Inc. (The)	1.59%

Procter & Gamble Company (The)	1.51%

Salesforce, Inc.	1.27%
Sector Allocation

Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings

NVIDIA Corporation	11.43%

Microsoft Corporation	11.34%

Alphabet, Inc., Class A	4.64%

Tesla, Inc.	4.52%

Alphabet, Inc., Class C	4.01%

Visa, Inc., Class A	2.22%

Mastercard, Inc., Class A	1.77%

Home Depot, Inc. (The)	1.59%

Procter & Gamble Company (The)	1.51%

Salesforce, Inc.	1.27%

Updated Prospectus Web Address	www.greencentury.com/regulatory-filings/
GREEN CENTURY EQUITY FUND - INSTITUTIONAL CLASS [Member]
Shareholder Report [Line Items]
Fund Name	GREEN CENTURY EQUITY FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	GCEUX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For information on the Green Century Funds
®
, call
1-800-93
-GREEN. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-93-GREEN
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
GREEN CENTURY EQUITY FUND (INSTITUTIONAL CLASS/GCEUX)	$47	0.90%

1	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]

*	The Institutional Share Class performance for periods prior to April 30, 2018 reflects the performance of the Fund’s Individual Investor Class.
1
The S&P 500 Index is an unmanaged index of 500 stocks

Average Annual Return [Table Text Block]

Average annual total returns:	6-Month Total Returns	1 Year	5 Years	10 Years

GREEN CENTURY EQUITY FUND (INSTITUTIONAL CLASS/GCEUX)	7.25%	21.31%	14.12%	12.99%

S&P 500 INDEX BENCHMARK	10.12%	26.38%	15.17%	13.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/equity-fund-institutional/ for the most recent performance information.
Net Assets	$ 698,000,000
Holdings Count | Holdings	358
Advisory Fees Paid, Amount	$ 732,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$698 mil.

Total number of portfolio holdings	358

Total advisory fees paid	$732k

Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. The Sector Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

NVIDIA Corporation	11.43%

Microsoft Corporation	11.34%

Alphabet, Inc., Class A	4.64%

Tesla, Inc.	4.52%

Alphabet, Inc., Class C	4.01%

Visa, Inc., Class A	2.22%

Mastercard, Inc., Class A	1.77%

Home Depot, Inc. (The)	1.59%

Procter & Gamble Company (The)	1.51%

Salesforce, Inc.	1.27%
Sector Allocation

Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings

NVIDIA Corporation	11.43%

Microsoft Corporation	11.34%

Alphabet, Inc., Class A	4.64%

Tesla, Inc.	4.52%

Alphabet, Inc., Class C	4.01%

Visa, Inc., Class A	2.22%

Mastercard, Inc., Class A	1.77%

Home Depot, Inc. (The)	1.59%

Procter & Gamble Company (The)	1.51%

Salesforce, Inc.	1.27%

Updated Prospectus Web Address	www.greencentury.com/regulatory-filings/
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INDIVIDUAL INVESTOR CLASS [Member]
Shareholder Report [Line Items]
Fund Name	GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
Class Name	INDIVIDUAL INVESTOR CLASS
Trading Symbol	GCINX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For information on the Green Century Funds
®
, call
1-800-93-GREEN
. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-93-GREEN
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INDIVIDUAL INVESTOR CLASS/GCINX)	$64	1.28%

1	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.28%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	1 The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States
Average Annual Return [Table Text Block]

Average annual total returns:	6-Month Total Returns	1 Year	5 Years	Since Inception 2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INDIVIDUAL INVESTOR CLASS/GCINX)	-0.28%	7.56%	4.93%	5.86%

MSCI WORLD EX USA INDEX	1.53%	9.44%	6.54%	6.97%
2
Inception
Date
September 30, 2016

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/international-index-fund/ for the most recent performance information.
Net Assets	$ 172,000,000
Holdings Count | Holdings	187
Advisory Fees Paid, Amount	$ 260,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$172 mil.

Total number of portfolio holdings	187

Total advisory fees paid	$260k

Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

ASML Holding NV	5.42%

Novo Nordisk A/S, Class B	3.83%

Unilever PLC	3.20%

Shopify, Inc.	3.19%

Schneider Electric SE	3.12%

Sony Group Corporation	3.10%

Hitachi Ltd.	2.63%

Toronto-Dominion Bank (The)	2.24%

RELX PLC	2.08%

Sumitomo Mitsui Financial Group, Inc.	2.07%
Top Ten Country Allocation

Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings

ASML Holding NV	5.42%

Novo Nordisk A/S, Class B	3.83%

Unilever PLC	3.20%

Shopify, Inc.	3.19%

Schneider Electric SE	3.12%

Sony Group Corporation	3.10%

Hitachi Ltd.	2.63%

Toronto-Dominion Bank (The)	2.24%

RELX PLC	2.08%

Sumitomo Mitsui Financial Group, Inc.	2.07%

Updated Prospectus Web Address	www.greencentury.com/regulatory-filings/
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND - INSTITUTIONAL CLASS [Member]
Shareholder Report [Line Items]
Fund Name	GREEN CENTURY MSCI INTERNATIONAL INDEX FUND
Class Name	INSTITUTIONAL CLASS
Trading Symbol	GCIFX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	For information on the Green Century Funds
®
, call
1-800-93-GREEN
. For information on how to open an account and account services, call 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For daily share price information twenty-four hours a day, visit www.greencentury.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-93-GREEN
Additional Information Website	www.greencentury.com
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
The below table explains the costs that you would have paid within the reporting period.

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment 1
GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INSTITUTIONAL CLASS/GCIFX)	$49	0.98%

1	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	1 The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States
Average Annual Return [Table Text Block]

Average annual total returns:	6-Month Total Returns	1 Year	5 Years	Since Inception 2

GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INSTITUTIONAL CLASS/GCIFX)	-0.14%	7.91%	5.26%	6.17%

MSCI WORLD EX USA INDEX	1.53%	9.44%	6.54%	6.97%
2
Inception Date September 30, 2016

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.greencentury.com/international-index-fund-institutional/ for the most recent performance information.
Net Assets	$ 172,000,000
Holdings Count | Holdings	187
Advisory Fees Paid, Amount	$ 260,000
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistic that you should pay attention to

Fund’s net assets	$172 mil.

Total number of portfolio holdings	187

Total advisory fees paid	$260k

Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment make up of the Fund, representing percentage of total net assets of the Fund. The Top Ten Holdings and Country Allocation exclude short-term holdings, if any. The Country Allocation chart represents Common Stocks of the Fund.

Top Ten Holdings

ASML Holding NV	5.42%

Novo Nordisk A/S, Class B	3.83%

Unilever PLC	3.20%

Shopify, Inc.	3.19%

Schneider Electric SE	3.12%

Sony Group Corporation	3.10%

Hitachi Ltd.	2.63%

Toronto-Dominion Bank (The)	2.24%

RELX PLC	2.08%

Sumitomo Mitsui Financial Group, Inc.	2.07%
Top Ten Country Allocation

Asset Allocation

Largest Holdings [Text Block]
Top Ten Holdings

ASML Holding NV	5.42%

Novo Nordisk A/S, Class B	3.83%

Unilever PLC	3.20%

Shopify, Inc.	3.19%

Schneider Electric SE	3.12%

Sony Group Corporation	3.10%

Hitachi Ltd.	2.63%

Toronto-Dominion Bank (The)	2.24%

RELX PLC	2.08%

Sumitomo Mitsui Financial Group, Inc.	2.07%

Updated Prospectus Web Address	www.greencentury.com/regulatory-filings/

[1]	Annualized